Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Cash and Restricted Cash Reported in Financial Statements

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet dates that comprise the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows in accordance with ASU 2016-18 (in thousands):

	September 30, 2023	December 31, 2022
Cash	$10,147	$372
Restricted cash included within prepaid expenses and other current assets	100	100
Restricted cash included within other noncurrent assets	118	118
Total cash and restricted cash as shown in the unaudited condensed consolidated statements of cash flows	$10,365	$590

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet dates that comprise the total of the same such amounts shown in the consolidated statements of cash flows in accordance with ASU 2016-18 (in thousands):

	December 31, 2022	December 31, 2021
Cash	$372	$2,137
Restricted cash included within prepaid expenses and other current assets	100	100
Restricted cash included deposits and other noncurrent assets	118	—
Total cash and restricted cash as shown in the consolidated statements of cash flows	$590	$2,237

Schedule of Computation of Diluted Net Loss per Common Share

As a result of Calidi reported net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the nine months ended September 30, 2023 and 2022 because including them would have been antidilutive (in thousands):

	Nine Months Ended September 30,
	2023	2022 (3)
Employee stock options	9,663	10,347
Warrants for common stock	13,412	1,686
Earnout Shares	18,000	—
Founders convertible preferred stock	—	4,330
Series A1 convertible preferred stock	—	1,797
Series A2 convertible preferred stock	—	1,059
Convertible notes payable	—	182
Contingently convertible notes payable(1)	—	—
Contingently convertible SAFE agreements(2)	—	—
Total common stock equivalents	41,075	19,401

(1)	The contingently convertible notes payable was not included for purposes of calculating the number of diluted shares outstanding as of September 30, 2022, as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible notes payable’s conversion ratio, and the resulting number of dilutive shares, was not determinable until the contingency is resolved in September 2023. As of September 30, 2022, one lender remained holding the contingently convertible note payable (see Note 8). If the contingency were to have been resolved as of September 30, 2022, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the conversion ratio, is estimated as 0.2 million as of September 30, 2022.

(2)	The contingently convertible SAFEs were not included for purposes of calculating the number of diluted shares outstanding as of September 30, 2022, as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible SAFE’s conversion ratio, and the resulting number of dilutive shares, was not determinable until the contingency is resolved in September 2023. If the contingency were to have been resolved on those SAFEs as of September 30, 2022, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the respective conversion ratio, is estimated as 3.0 million as of September 30, 2022.

(3)	Retroactively restated for the reverse recapitalization as described in Note 3.

As a result of Calidi reported net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the twelve months ended December 31, 2022 and 2021 because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2022	2021
Stock options	23,914	21,886
Warrants for common stock	4,050	4,050
Founders preferred stock	10,402	10,402
Series A-1 preferred stock	4,316	4,166
Series A-2 preferred stock	2,545	2,288
Convertible notes payable	437	844
Contingently convertible notes payable(1)	—	—
Contingently convertible SAFE agreements(2)	—	—
Total common stock equivalents	45,664	43,636

(1)	The contingently convertible notes payable was not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible notes payable’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a valuation cap that establishes a conversion ratio floor of $2.00 or $2.40, depending on the investor. As of December 31, 2022, one lender remains holding the contingently convertible note payable (see Note 8). If the contingency were to have been resolved as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying this conversion ratio floor, is estimated as 576,000 and 540,000 as of December 31, 2022 and 2021, respectively.

(2)	The contingently convertible SAFEs were not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible SAFE’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a conversion ratio for certain SAFEs containing a floor of $2.00, $2.40 or $3.62, depending on the investor. If the contingency were to have been resolved on those SAFEs as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the respective conversion ratio floor, is estimated to be 4.8 million at each of December 31, 2022 and 2021.